Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits

Note 21 – Employee Benefits

The Corporation and certain of its subsidiaries provide various benefit programs, including defined benefit pension, postretirement health care, and defined contribution plans. A description of each major plan and related disclosures are provided below.

Pension. A noncontributory qualified defined benefit pension plan covers substantially all U.S. employees of Northern Trust. Employees of various European subsidiaries participate in local defined benefit plans, although those plans were closed in prior years to new participants and have been closed to future benefit accruals, effective in 2010.

Northern Trust also maintains a noncontributory supplemental pension plan for participants whose retirement benefit payments under the U.S. plan are expected to exceed the limits imposed by federal tax law. Northern Trust has a nonqualified trust, referred to as a “Rabbi” Trust, used to hold assets designated for the funding of benefits in excess of those permitted in certain of its qualified retirement plans. This arrangement offers participants a degree of assurance for payment of benefits in excess of those permitted in the related qualified plans. As the “Rabbi” Trust assets remain subject to the claims of creditors and are not the property of the employees, they are accounted for as corporate assets and are included in other assets in the consolidated balance sheet. Total assets in the “Rabbi” Trust related to the nonqualified pension plan at December 31, 2012 and 2011 amounted to $81.9 million and $71.4 million, respectively.

Benefit levels under the U.S. qualified and supplemental plans have been modified by Plan Amendments effective April 1, 2012. The amendments reduced the projected benefit obligations for these plans by $7.7 million at December 31, 2011. U.S. qualified and supplemental plan expense in 2012 and future periods reflect the modified benefit levels.

The following tables set forth the status, amounts included in AOCI, and net periodic pension expense of the U.S. plan, non-U.S. plans, and supplemental plan for 2012, 2011, and 2010. Prior service costs are being amortized on a straight-line basis over 10 years for the U.S. plan and 9 years for the supplemental plan.

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation	$918.0	$797.6	$158.1	$127.1	$98.9	$89.9

Projected Benefit Obligation	1,030.4	904.6	158.1	127.1	106.4	100.3
Plan Assets at Fair Value	1,277.7	1,094.1	133.9	123.3	–	–

Funded Status at December 31	$247.3	$189.5	$(24.2)	$(3.8)	$(106.4)	$(100.3)

Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%	4.42%	5.02%	4.25%	4.75%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	7.75	8.00	4.76	5.28	N/A	N/A

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Net Actuarial Loss	$507.4	$490.4	$46.8	$24.8	$71.4	$66.4
Prior Service Cost	(4.0)	(4.4)	–	–	2.1	2.7

Gross Amount in Accumulated Other Comprehensive Income	503.4	486.0	46.8	24.8	73.5	69.1
Income Tax Effect	189.6	183.1	5.8	3.7	27.7	26.0

Net Amount in Accumulated Other Comprehensive Income	$313.8	$302.9	$41.0	$21.1	$45.8	$43.1

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service Cost	$35.3	$42.8	$37.9	$–	$–	$1.8	$3.0	$3.2	$3.2
Interest Cost	41.4	40.8	36.9	6.2	6.5	6.9	4.5	4.4	4.8
Expected Return on Plan Assets	(87.0)	(78.8)	(73.2)	(6.8)	(8.3)	(8.3)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	–	(2.2)	–	–	–
Amortization:
Net Loss	34.3	26.0	20.0	0.7	0.2	0.5	6.1	5.6	6.0
Prior Service Cost	(0.4)	1.6	1.6	–	–	–	0.6	0.4	0.1

Net Periodic Pension Expense (Benefit)	$23.6	$32.4	$23.2	$0.1	$(1.6)	$(1.3)	$14.2	$13.6	$14.1

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%	5.02%	5.58%	6.05%	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	N/A	4.31	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	5.28	6.27	6.60	N/A	N/A	N/A

Pension expense for 2013 is expected to include approximately $50.1 million and $0.1 million related to the amortization of net loss and prior service cost balances, respectively, from AOCI.

CHANGE IN PROJECTED BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Beginning Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9
Service Cost	35.3	42.8	–	–	3.0	3.2
Interest Cost	41.4	40.8	6.2	6.5	4.5	4.4
Actuarial Loss	96.6	108.8	24.8	8.0	10.9	15.4
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)	(12.3)	(11.3)
Plan Amendment	–	(9.4)	–	–	–	1.7
Foreign Exchange Rate Changes	–	–	6.1	(1.0)	–	–

Ending Balance	$1,030.4	$904.6	$158.1	$127.1	$106.4	$100.3

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2013	$75.2	$2.1	$8.1
2014	73.5	2.3	8.3
2015	76.7	2.6	9.2
2016	80.4	2.9	9.5
2017	81.8	3.0	9.9
2018-2022	411.3	19.4	49.4

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2012	2011	2012	2011
Fair Value of Assets at Beginning of Period	$1,094.1	$982.1	$123.3	$122.2
Actual Return on Assets	131.1	53.3	11.3	4.5
Employer Contributions	100.0	100.0	–	–
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)
Foreign Exchange Rate Changes	–	–	5.4	(0.9)

Fair Value of Assets at End of Period	$1,277.7	$1,094.1	$133.9	$123.3

The minimum required contribution for the U.S. qualified plan in 2013 is estimated to be zero and the maximum deductible contribution is estimated at $185.0 million.

A total return investment strategy approach is employed for Northern Trust’s U.S. pension plan whereby a mix of U.S. and non-U.S. equities, fixed income and alternative asset investments are used to maximize the long-term return of plan assets for a prudent level of risk. This is accomplished by diversifying the portfolio across various asset classes, with the goal of reducing volatility of return, and among various issuers of securities to reduce principal risk. Northern Trust utilizes an asset/liability methodology to determine the investment policies that will best meet its short and long-term objectives. The process is performed by modeling current and alternative strategies for asset allocation, funding policy and actuarial methods and assumptions. The financial modeling uses projections of expected capital market returns and expected volatility of those returns to determine alternative asset mixes having the greatest probability of meeting the plan’s investment objectives. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The intent of this strategy is to minimize plan expenses by outperforming growth in plan liabilities over the long run.

The target allocation of plan assets since May 2012, by major asset category, is 26% U.S. stocks, 21% non-U.S. stocks, 35% long duration fixed income securities, and 18% alternative investments, split between private equity funds (5%), hedge funds (5%), global real estate (5%) and commodities (3%). Equity investments include common stocks that are listed on an exchange and investments in comingled funds that invest primarily in publicly traded equities. Equity investments are diversified across U.S. and non-U.S. stocks and divided by investment style and market capitalization. Fixed income securities held include U.S. treasury securities and investments in comingled funds that invest in a diversified blend of longer duration fixed income securities. Alternative investments, including private equity, hedge funds, global real estate, and commodities, are used judiciously to enhance long-term returns while improving portfolio diversification. Private equity assets consist primarily of investments in limited partnerships that invest in individual companies in the form of non-public equity or non-public debt positions. Direct or co-investment in non-public stock by the plan is prohibited. The plan’s private equity investments are limited to 20% of the total limited partnership and the maximum allowable loss cannot exceed the commitment amount. The plan holds one investment in a hedge fund of funds, which invests, either directly or indirectly, in a diversified portfolio of funds or other pooled investment vehicles.

Investment in global real estate is designed to provide stable income returns and added diversification based upon the historical low correlation between real estate and equity or fixed income investments. The plan’s global real estate assets consist of one collective index fund that invests in a diversified portfolio of global real estate investments, primarily equity securities.

Commodities also improve portfolio diversification as they tend to react to changing economic fundamentals differently than traditional financial assets. Because commodity prices typically rise with rising inflation, investments in commodities are also likely to provide an offset against inflation. Commodity assets include an investment in one mutual fund that invests in commodity-linked derivative instruments, backed by a portfolio of fixed income securities.

Though not a primary strategy for meeting the plan’s objectives, derivatives may be used from time to time, depending on the nature of the asset class to which they relate, to gain market exposure in an efficient and timely manner, to hedge foreign currency exposure or interest rate risk, or to alter the duration of a portfolio. There were no derivatives held by the plan at December 31, 2012 or 2011.

Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies, and quarterly investment portfolio reviews. Standards used to evaluate the plan’s investment manager performance include, but are not limited to, the achievement of objectives, operation within guidelines and policy, and comparison against a relative benchmark. In addition, each manager of the investment funds held by the plan is ranked against a universe of peers and compared to a relative benchmark. Total plan performance analysis includes an analysis of the market environment, asset allocation impact on performance, risk and return relative to other ERISA plans, and manager impacts upon plan performance.

The following describes the hierarchy of inputs used to measure fair value and the primary valuation methodologies used by Northern Trust for plan assets measured at fair value.

Level 1 – Quoted, active market prices for identical assets or liabilities. The U.S. pension plan’s Level 1 investments include foreign and domestic common stocks, a commodity return strategy fund, and mutual funds. The U.S. pension plan’s Level 1 investments are exchange traded and are valued at the closing price reported by the respective exchanges on the day of valuation. Share prices of the funds, referred to as a fund’s Net Asset Value (NAV), are calculated daily based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. The U.S. pension plan’s Level 2 assets include foreign preferred stocks, U.S. government securities, and collective trust funds. U.S. government securities are valued by a third party pricing source that incorporates market observable data such as reported sales of similar securities, broker quotes and reference data. The inputs used are based on observable data in active markets. The NAVs of the funds are calculated monthly based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 3 inputs – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. The U.S. pension plan’s Level 3 assets are private equity and hedge funds which invest in underlying groups of investment funds or other pooled investment vehicles that are selected by the respective funds’ investment managers. The investment funds and the underlying investments held by these investment funds are valued at fair value. In determining the fair value of the underlying investments of each fund, the fund’s investment manager or general partner takes into account the estimated value reported by the underlying funds as well as any other considerations that may, in their judgment, increase or decrease such estimated value.

While Northern Trust believes its valuation methods for plan assets are appropriate and consistent with other market participants, the use of different methodologies or assumptions, particularly as applied to Level 3 assets, could have a material effect on the computation of their estimated fair values.

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2012 and 2011.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$111.5	$–	$–	$111.5
Non-U.S.	53.6	2.3	–	55.9
Fixed Income – U.S. Government	–	142.4	–	142.4
Other Investments
Mutual Funds	194.7	–	–	194.7
Commodity Linked Fund	37.5	–	–	37.5
Collective Trust Funds	–	195.6	–	195.6
Short-Term Investment Fund	–	76.4	–	76.4
Global Real Estate Fund	–	49.4	–	49.4
Government Agencies Fund	–	294.2	–	294.2
Emerging Market Fund	–	37.2	–	37.2
Private Equity Funds	–	–	47.4	47.4
Hedge Fund	–	–	30.2	30.2
Cash and Other	5.3	–	–	5.3

Total Assets at Fair Value	$402.6	$797.5	$77.6	$1,277.7

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$99.4	$–	$–	$99.4
Non-U.S.	41.0	1.9	–	42.9
Fixed Income – U.S. Government	–	292.0	–	292.0
Other Investments
Mutual Funds	159.5	–	–	159.5
Commodity Linked Fund	34.3	–	–	34.3
Collective Trust Funds	–	208.3	–	208.3
Short-Term Investment Fund	–	110.4	–	110.4
Global Real Estate Fund	–	38.1	–	38.1
Emerging Markets Fund	–	33.1	–	33.1
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Cash and Other	1.4	–	–	1.4

Total Assets at Fair Value	$335.6	$683.8	$74.7	$1,094.1

The following table presents the changes in Level 3 assets for the year ended December 31, 2012 and 2011.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2012	2011	2012	2011
Fair Value at January 1	$45.5	$33.5	$29.2	$29.7
Actual Return on Plan Assets	2.5	7.8	1.0	(0.5)
Purchases	4.3	7.0	–	–
Sales	(4.9)	(2.8)	–	–
Settlements	–	–	–	–

Fair Value at December 31	$47.4	$45.5	$30.2	$29.2

Note: The return on plan assets represents the change in the unrealized gain (loss) on assets still held at December 31.

A building block approach is employed for Northern Trust’s U.S. pension plan in determining the long-term rate of return for plan assets. Historical markets and long-term historical relationships between equities, fixed income and other asset classes are studied using the widely-accepted capital market principle that assets with higher volatility generate a greater return over the long-run. Current market factors such as inflation expectations and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio rate of return is established with consideration given to diversification and rebalancing. The rate is reviewed against peer data and historical returns to verify the return is reasonable and appropriate. Based on this approach and the plan’s target asset allocation, the expected long-term rate of return on assets as of the plan’s December 31, 2012 measurement date was set at 7.75%.

Postretirement Health Care. Northern Trust maintains an unfunded postretirement health care plan under which those employees who retire at age 55 or older under the provisions of the U.S. defined benefit plan and had attained 15 years of service as of December 31, 2011 may be eligible for subsidized postretirement health care coverage. The provisions of this plan may be changed further at the discretion of Northern Trust, which also reserves the right to terminate these benefits at any time.

The net periodic postretirement benefit for the year ended December 31, 2012 includes the effect of Northern Trust’s decision to enroll in an Employee Group Waiver Plan (EGWP) beginning in January 2013. Participation in the EGWP will allow Northern Trust to offer substantially the same postretirement prescription benefits to eligible participants while increasing subsidy reimbursements received by Northern Trust from the U.S. government. This action served to reduce the postretirement health care plan liability by approximately $26.7 million as of January 31, 2012 and increased amortization of the net actuarial gain for the year ended December 31, 2012 by approximately $3.3 million.

The following tables set forth the postretirement health care plan status and amounts included in AOCI at December 31, the net periodic postretirement benefit cost of the plan for 2012 and 2011, and the change in the accumulated postretirement benefit obligation during 2012 and 2011.

PLAN STATUS

(In Millions)	2012	2011
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$21.6	$31.8
Actives Eligible for Benefits	9.0	22.7

Net Postretirement Benefit Obligation	$30.6	$54.5

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2012	2011
Net Actuarial Gain Loss	$(9.1)	$10.9
Prior Service Benefit	(2.9)	(8.0)

Gross Amount in Accumulated Other Comprehensive Income	(12.0)	2.9
Income Tax Effect	(4.5)	1.1

Net Amount in Accumulated Other Comprehensive Income	$(7.5)	$1.8

NET PERIODIC POSTRETIREMENT (BENEFIT) EXPENSE

(In Millions)	2012	2011	2010
Service Cost	$0.2	$0.4	$0.8
Interest Cost	1.3	2.8	2.8
Amortization
Net (Gain) Loss	(2.3)	1.6	2.0
Prior Service Benefit	(5.1)	(5.2)	(5.2)

Net Periodic Postretirement (Benefit) Expense	$(5.9)	$(0.4)	$0.4

CHANGE IN ACCUMULATED POSTRETIREMENT BENEFIT OBLIGATION

(In Millions)	2012	2011
Beginning Balance	$54.5	$51.3
Service Cost	0.2	0.4
Interest Cost	1.3	2.8
Actuarial Loss (Gain)	4.5	(0.2)
Gross Benefits Paid	(4.1)	(0.4)
Medicare Subsidy	0.9	0.6
Plan Change	(26.7)	–

Ending Balance	$30.6	$54.5

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS
2013	$3.3
2014	3.4
2015	3.5
2016	3.5
2017	3.5
2018-2022	13.8

Net periodic postretirement (benefit) expense for 2013 is expected to include gains of $1.2 million and $3.0 million, respectively, related to the amortization from AOCI of the net gain and prior service benefit.

The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 4.25% at December 31, 2012 and 4.75% at December 31, 2011. For measurement purposes, an 8.50% annual increase in the cost of covered medical benefits and an 8.50% annual increase in the cost of covered prescription drug benefits were assumed for 2012. These rates are assumed to gradually decrease until they reach 5.00% in 2018 for medical and 2019 for prescription drugs. The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$0.7	$(0.7)
Effect on Total Service and Interest Cost Components	–	–

Defined Contribution Plans. The Corporation and its subsidiaries maintain various defined contribution plans covering substantially all employees. The Corporation’s contribution includes a matching component. The expense associated with defined contribution plans is charged to employee benefits and totaled $41.0 million in 2012, $39.3 million in 2011, and $46.5 million in 2010.